UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04310

Morgan Stanley Convertible Securities Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	September 30, 2006

Date of reporting period:	December 31, 2005

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Convertible Securities Trust

Portfolio of Investments December 31, 2005 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Convertible Bonds (72.8%)
	Advertising/Marketing Services (0.4%)
$800	Lamar Advertising Co.	2.875%		12/31/10	$849,000

	Aerospace & Defense (2.5%)
1,800	Armor Holdings, Inc.	2.00	‡	11/01/24	1,788,750
3,000	L-3 Communications Corp. - 144A*	3.00		08/01/35	2,981,250
					4,770,000

	Airlines (1.2%)
2,500	Continental Airlines Inc.	4.50		02/01/07	2,343,750

	Apparel/Footwear Retail (2.5%)
1,980	Charming Shoppes, Inc.	4.75		06/01/12	2,799,225
2,450	TJX Companies, Inc. (The)	0.00		02/13/21	1,969,188
					4,768,413

	Biotechnology (8.4%)
400	Abgenix, Inc.	1.75		12/15/11	702,500
2,285	Amgen, Inc.	0.00		03/01/32	1,793,725
1,068	Amylin Pharmaceuticals Inc.	2.50		04/15/11	1,372,380
1,500	Cephalon, Inc.	2.50		12/15/06	1,466,250
800	CV Therapeutics, Inc.	2.00		05/16/23	680,000
2,000	deCODE genetics, Inc.	3.50		04/15/11	1,655,000
800	Human Genome Sciences Inc.	2.25		08/15/12	588,000
1,800	INCYTE Corp.	3.50		02/15/11	1,388,250
1,000	Invitrogen Corp.	1.50		02/15/24	850,000
1,400	ISIS Pharmaceuticals, Inc.	5.50		05/01/09	1,233,750
1,600	Medimmune Inc.	1.00		07/15/23	1,568,000
2,000	NPS Pharmaceuticals, Inc.	3.00		06/15/08	1,735,000
1,535	Oscient Pharmaceuticals Corp.	3.50		04/15/11	1,189,625
					16,222,480

	Broadcasting (0.9%)
360	Sirius Satellite Radio Inc.	3.50		06/01/08	1,749,600

	Cable/Satellite TV (2.7%)
2,000	Echostar Communications Corp.	5.75		05/15/08	1,960,000
2,200	Liberty Media Corp.	0.75		03/30/23	2,365,000
1,250	Liberty Media Corp.	3.25		03/15/31	948,437
					5,273,437

	Casino/Gaming (0.6%)
1,800	International Game Technology	0.00		01/29/33	1,208,250

	Computer Communications (0.3%)
600	Finisar Corp.	2.50		10/15/10	548,250

	Computer Peripherals (1.9%)
2,100	Electronics for Imaging, Inc.	1.50		06/01/23	2,333,625
1,320	Maxtor Corp.	6.80		04/30/10	1,374,450
					3,708,075

	Contract Drilling (0.9%)
1,500	Nabors Industries Inc. (Series B)	0.00		06/15/23	1,775,625

	Data Processing Services (1.2%)
1,000	CSG Systems International, Inc.	2.50		06/15/24	981,250
1,000	DST Systems Inc.	4.125		08/15/23	1,330,000
					2,311,250

	Electronic Components (1.3%)
1,400	Solectron Corp. (Series B)	0.50		02/15/34	1,046,500
1,400	Vishay Intertechnology, Inc.	3.625		08/01/23	1,372,000
					2,418,500

	Electronic Distributors (0.4%)
1,000	Safeguard Scientifics - 144A*	2.625		03/15/24	706,250

	Electronic Production Equipment (2.4%)
1,000	Axcelis Tech, Inc.	4.25		01/15/07	952,500
2,000	Cymer, Inc.	3.50		02/15/09	1,967,500
1,800	Teradyne Inc.	3.75		10/15/06	1,784,250
					4,704,250

	Electronics/Appliance Stores (0.6%)
1,000	Best Buy Co., Inc.	2.25		01/15/22	1,067,500

	Engineering & Construction (1.5%)
2,000	Fluor Corp.	1.50		02/15/24	2,862,500

	Environmental Services (0.3%)
700	Allied Waste Industries, Inc.	4.25		04/15/34	609,000

	Financial Conglomerates (1.2%)
2,200	American Express Co.	1.85	‡	12/01/33	2,345,750

	Hospital/Nursing Management (1.0%)
1,800	Manor Care Inc. - 144A*	2.125	#	08/01/35	1,863,000

	Hotels/Resorts/Cruiselines (1.2%)
1,750	Carnival Corp.	1.132	‡	04/29/33	1,382,500
800	Hilton Hotels Corp.	3.375		04/15/23	945,000
					2,327,500

	Industrial Machinery (0.6%)
840	Actuant Corp.	2.00		11/15/23	1,226,400

	Investment Banks/Brokers (0.5%)
995	E*Trade Financial Corp.	6.00		02/01/07	1,009,925

	Marine Shipping (1.1%)
2,400	OMI Corp.	2.875		12/01/24	2,160,000

	Media Conglomerates (1.0%)
2,000	Walt Disney Co. (The)	2.125		04/15/23	2,010,000

	Medical Distributors (0.8%)
1,625	PSS World Medical Inc. - 144A*	2.25		03/15/24	1,620,937

	Medical Specialties (3.1%)
1,200	Cytyc Corp.	2.25		03/15/24	1,329,000
1,600	Fisher Scientific International	3.25		03/01/24	1,598,000
1,400	Medtronic, Inc. (Series B)	1.25		09/15/21	1,424,500
1,291	Nektar Therapeutics - 144A*	3.25		09/28/12	1,305,524
350	St. Jude Medical, Inc.	2.80		12/15/35	350,437
					6,007,461

	Movies/Entertainment (0.4%)
800	Lions Gate Entertainment	3.625		03/15/25	691,000

	Oil & Gas Production (0.8%)
950	Cheniere Energy, Inc.	2.25		08/01/12	1,149,500
400	McMoran Exploration Co.	5.25		10/06/11	496,000
					1,645,500

	Oilfield Services/Equipment (5.0%)
875	Cal Dive International, Inc.	3.25		12/15/25	1,181,250
2,200	Cooper Cameron Corp.	1.50		05/15/24	2,882,000
1,815	Halliburton Co.	3.125		07/15/23	3,112,725
1,770	Schlumberger Ltd. (Netherlands)	1.50		06/01/23	2,442,600
					9,618,575

	Packaged Software (2.3%)
1,400	Red Hat, Inc.	0.50		01/15/24	1,643,250
1,400	SERENA Software, Inc.	1.50		12/15/23	1,484,000
1,200	Sybase, Inc. - 144A*	1.75		02/22/25	1,236,000
					4,363,250

	Pharmaceuticals: Generic Drugs (2.4%)
3,350	IVAX Corp.	4.50		05/15/08	3,391,875
1,380	Watson Pharmaceutical Inc.	1.75		03/15/23	1,321,350
					4,713,225

	Pharmaceuticals: Major (2.4%)
1,500	Bristol-Myers Squibb Co.	3.991	††	09/15/23	1,485,075
3,000	Wyeth - 144A*	3.32	††	01/15/24	3,109,620
					4,594,695

	Pharmaceuticals: Other (0.8%)
1,600	Advanced Medical Optics Inc.	2.50		07/15/24	1,634,000

	Real Estate Investment Trusts (1.3%)
2,200	Host Marriott L.P. - 144A*	3.25		04/15/24	2,576,750

	Recreational Products (1.2%)
2,200	Scientific Games Corp. - 144A*	0.75		12/01/24	2,367,750

	Semiconductors (9.3%)
2,100	Advanced Micro Devices	4.75	††	02/01/22	2,774,625
2,600	Agere Systems Inc.	6.50		12/15/09	2,570,750
2,300	Atmel Corp.	0.00		05/23/21	1,115,500
1,400	Cypress Semiconductor Corp.	1.25		06/15/08	1,592,500
2,600	Fairchild Semiconductor International, Inc.	5.00		11/01/08	2,548,000
1,750	Intel Corp. - 144A*	2.95		12/15/35	1,717,188
2,250	International Rectifier Corp.	4.25		07/15/07	2,160,000
2,400	LSI Logic Corp.	4.00		05/15/10	2,313,000
800	Pixelworks, Inc.	1.75		05/15/24	542,000
1,000	Vitesse Semiconductor Corp. - 144A*	1.50		10/01/24	780,000
					18,113,563

	Services to the Health Industry (0.9%)
1,750	Omnicare, Inc. (Series OCR)	3.25		12/15/35	1,745,625

	Specialty Telecommunications (0.5%)
875	QWEST Communications International, Inc.	3.50		11/15/25	1,018,281

	Telecommunication Equipment (1.6%)
1,300	Ciena Corp.	3.75		02/01/08	1,199,250
1,920	Nortel Networks Corp. (Canada)	4.25		09/01/08	1,809,600
					3,008,850

	Wholesale Distributors (0.9%)
2,000	Collegiate Pacific Inc. - 144A*	5.75		12/01/09	1,792,500

	Wireless Telecommunications (2.5%)
2,460	Nextel Communications, Inc.	5.25		01/15/10	2,469,225
1,400	NII Holdings, Inc.	2.875		02/01/34	2,425,500
					4,894,725

	Total Convertible Bonds (Cost $136,209,267)				141,245,392

NUMBER OF SHARES
	Convertible Preferred Stocks (26.3%)
	Advertising/Marketing Services (0.5%)
1,000	Interpublic Group of Companies, Inc. - 144A* (Series B) $52.50	922,750

	Beverages: Alcoholic (0.5%)
24,000	Constellation Brands, Inc. (Series A) $1.4375	936,720

	Chemicals: Major Diversified (0.6%)
3,700	Celanese Corp. $1.0625	104,155
28,000	Huntsman Corp. $2.50	1,133,440
		1,237,595

	Containers/Packaging (0.5%)
27,840	Owens-Illinois, Inc. $2.375	946,560

	Electric Utilities (0.5%)
20,000	PNM Resources Inc. $3.375	941,800

	Environmental Services (0.8%)
6,000	Allied Waste Industries, Inc. (Series D) $15.625	1,590,000

	Finance/Rental/Leasing (1.9%)
24	Federal National Mortgage Assoc. $5,375.00	2,205,600
35,500	United Rentals Trust I $3.25	1,504,313
		3,709,913

	Financial Conglomerates (1.9%)
78,000	Citigroup Funding Inc. (Series GNW)	2,562,300
1,000	Fortis Insurance NV - 144A* $77.50 (Netherlands)	1,211,250
		3,773,550

	Food Retail (0.7%)
60,000	Albertson’s Inc. $1.8125	1,353,000

	Home Furnishings (1.2%)
55,000	Newell Financial Trust I $2.625	2,255,000

	Integrated Oil (0.8%)
14,100	Amerada Hess Corp. $3.50	1,523,928

	Investment Banks/Brokers (2.3%)
80,000	Lazard Ltd. $1.6563 (Bermuda)	2,372,000
80,000	Lehman Brothers Holdings Inc. (Series GIS) $1.5625	2,103,200
		4,475,200

	Life/Health Insurance (1.5%)
104,000	MetLife, Inc. (Series B) $1.5938	2,865,200

	Medical Specialties (0.5%)
20,000	Baxter International $3.50 (Units)†	1,075,000

	Motor Vehicles (1.0%)
40,500	Ford Cap Trust II $3.25	1,117,800
40,000	General Motors Corp. (Series A) $1.125	834,400
		1,952,200

	Multi-Line Insurance (1.3%)
32,000	Hartford Financial Services Group, Inc. $3.50 (Units)†	2,468,160

	Oil & Gas Pipelines (1.1%)
20,000	Williams Companies, Inc. $2.75	2,250,000

	Oil & Gas Production (1.1%)
17,500	Chesapeake Energy Corp. $4.50	1,688,925
3,500	Chesapeake Energy Corp. $5.00	502,256
		2,191,181

	Pharmaceuticals: Major (1.4%)
49,500	Schering-Plough Corp. $3.00	2,662,605

	Precious Metals (1.1%)
1,800	Freeport-MC Corp. $55.00	2,109,150

	Property - Casualty Insurers (3.2%)
56,000	Platinum Underwriters (Series A) $1.809	1,769,040
100,000	Travelers Property Casualty Corp. $1.125	2,476,000
89,000	XL Capital Ltd. $1.625 (Kyrgyzstan)	1,988,260
		6,233,300

	Real Estate Investment Trusts (0.8%)
24,000	Simon Property Group L.P. $3.00	1,543,200

	Telecommunication Equipment (1.1%)
2,200	Lucent Technologies Capital Trust $77.50	2,145,000

	Total Convertible Preferred Stocks (Cost $48,253,271)	51,161,012

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investment (0.2%)
	Repurchase Agreement
$309	The Bank of New York (dated 12/30/05; proceeds $309,976) (a) (Cost $309,834)	4.125%	01/03/06	309,834

	Total Investments (Cost $184,772,372) (b)		99.3%	192,716,238

	Other Assets in Excess of Liabilities		0.7	1,397,093

	Net Assets		100.0%	$194,113,331

*               Resale is restricted to qualified institutional investors.

†               Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

‡               Rate in effect at December 31, 2005. Rate will reset to 0% at a future specified date.

#               Rate in effect at December 31, 2005. Rate will reset to 1.875% at a future specified date.

††            Variable rate security. Rate shown is the rate in effect at December 31, 2005.

(a)           Collateralized by Federal National Mortgage Association 4.125% due 08/01/35 valued at $316,031.

(b)          The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $16,273,947 and the aggregate gross unrealized depreciation is $8,330,081, resulting in net unrealized appreciation of $7,943,866.

Morgan Stanley Convertible Securities Trust

Summary of Investments December 31, 2005 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS
Semiconductors	$18,113,563	9.3%
Biotechnology	16,222,480	8.4
Oilfield Services/Equipment	9,618,575	5.0
Pharmaceuticals: Major	7,257,300	3.7
Medical Specialties	7,082,461	3.7
Property - Casualty Insurers	6,233,300	3.2
Financial Conglomerates	6,119,300	3.2
Investment Banks/Brokers	5,485,125	2.8
Cable/Satellite TV	5,273,437	2.7
Telecommunication Equipment	5,153,850	2.7
Wireless Telecommunications	4,894,725	2.5
Aerospace & Defense	4,770,000	2.5
Apparel/Footwear Retail	4,768,413	2.5
Pharmaceuticals: Generic Drugs	4,713,225	2.4
Electronic Production Equipment	4,704,250	2.4
Packaged Software	4,363,250	2.3
Real Estate Investment Trusts	4,119,950	2.1
Oil & Gas Production	3,836,681	2.0
Finance/Rental/Leasing	3,709,913	1.9
Computer Peripherals	3,708,075	1.9
Life/Health Insurance	2,865,200	1.5
Engineering & Construction	2,862,500	1.5
Multi-Line Insurance	2,468,160	1.3
Electronic Components	2,418,500	1.2
Recreational Products	2,367,750	1.2
Airlines	2,343,750	1.2
Hotels/Resorts/Cruiselines	2,327,500	1.2
Data Processing Services	2,311,250	1.2
Home Furnishings	2,255,000	1.2
Oil & Gas Pipelines	2,250,000	1.2
Environmental Services	2,199,000	1.1
Marine Shipping	2,160,000	1.1
Precious Metals	2,109,150	1.1
Media Conglomerates	2,010,000	1.0
Motor Vehicles	1,952,200	1.0
Hospital/Nursing Management	1,863,000	1.0
Wholesale Distributors	1,792,500	0.9
Contract Drilling	1,775,625	0.9
Advertising/Marketing Services	1,771,750	0.9
Broadcasting	1,749,600	0.9
Services To The Health Industry	1,745,625	0.9
Pharmaceuticals: Other	1,634,000	0.8
Medical Distributors	1,620,937	0.8
Integrated Oil	1,523,928	0.8
Food Retail	1,353,000	0.7
Chemicals: Major Diversified	1,237,595	0.6
Industrial Machinery	1,226,400	0.6
Casino/Gaming	1,208,250	0.6
Electronics/Appliance Stores	1,067,500	0.6
Specialty Telecommunications	1,018,281	0.5
Containers/Packaging	946,560	0.5
Electric Utilities	941,800	0.5
Beverages: Alcoholic	936,720	0.5
Electronic Distributors	706,250	0.4
Movies/Entertainment	691,000	0.4
Computer Communications	548,250	0.3
Repurchase Agreement	309,834	0.2
	$192,716,238	99.3%

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a)  A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Convertible Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2006